Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 2,129,194	$ 2,197,348
Cash and cash equivalents	54,361	71,439	$ 60,606	$ 94,157
Conventional Tanker Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	2,036,698	2,089,099
Ship-to-Ship Transfer Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 38,135	$ 36,810